13. Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deposits Abstract
Court deposits	R$ 667,565	R$ 841,746
Maintenance deposits	1,032,418	830,282
Deposits in guarantee for leases agreements	358,472	296,327
Total	R$ 2,058,455	R$ 1,968,355